UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                           Optique Capital Management
                           555 Main Street, Suite 400
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

S C H E D U L E  O F  I N V E S T M E N T S         JANUARY 31, 2008 (UNAUDITED)

LARGE CAP VALUE FUND


--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           COMMON STOCK - 95.16%
           AEROSPACE & DEFENSE  - 4.24%
   28,805  General Dynamics Corp.                          $  2,432,870
   22,420  Lockheed Martin Corp.                              2,419,567
                                                           ------------
                                                              4,852,437
                                                           ------------
           BANKS  - 11.55%
   76,605  Bank of America Corp.                              3,397,432
   51,515  BB&T Corp.                                         1,868,964
  147,370  Huntington Bancshares, Inc.                        1,982,127
   73,780  Marshall & Ilsley Corp.                            2,058,462
   75,810  Regions Financial Corp.                            1,913,444
   51,455  Wachovia Corp.                                     2,003,143
                                                           ------------
                                                             13,223,572
                                                           ------------
           BASIC - CHEMICAL  - 2.24%
   66,255  Dow Chemical Co.                                   2,561,418
                                                           ------------

           BASIC - PAPER  - 2.03%
   71,850  International Paper Co.                            2,317,162
                                                           ------------

           CONSUMER PRODUCTS  - 2.10%
   34,295  Fortune Brands, Inc.                               2,397,906
                                                           ------------

           CONSUMER STAPLES  - 5.84%
  108,470  Constellation Brands, Inc., Class A *              2,267,023
   75,080  SUPERVALU, Inc.                                    2,256,905
   66,003  Unilever PLC ADR                                   2,164,898
                                                           ------------
                                                              6,688,826
                                                           ------------
           DIVERSIFIED MANUFACTURING  - 6.21%
   30,825  3M Co.                                             2,455,211
   26,505  Eaton Corp.                                        2,193,554
   69,270  General Electric Co.                               2,452,851
                                                           ------------
                                                              7,101,616
                                                           ------------
           ENERGY  - 12.69%
   44,300  Anadarko Petroleum Corp.                           2,595,537
   40,535  Chevron Corp.                                      3,425,208
   33,135  ConocoPhillips                                     2,661,403
   43,405  Exxon Mobil Corp.                                  3,750,192
   44,620  Marathon Oil Corp.                                 2,090,447
                                                           ------------
                                                             14,522,787
                                                           ------------
           ENTERTAINMENT  - 2.06%
  149,570  Time Warner, Inc.                                  2,354,232
                                                           ------------

           FINANCIAL  - 6.11%
   56,050  CIT Group, Inc.                                    1,567,158
   85,610  Citigroup, Inc.                                    2,415,914
   19,867  Discover Financial Services                          347,672
   56,085  JPMorgan Chase & Co.                               2,666,842
                                                           ------------
                                                              6,997,586
                                                           ------------
           HEALTH CARE  - 4.23%
   45,915  Barr Pharmaceuticals, Inc. *                       2,396,304
  104,470  Pfizer, Inc.                                       2,443,553
                                                           ------------
                                                              4,839,857
                                                           ------------
           INSURANCE  - 5.95%
   85,150  Genworth Financial, Inc., Class A                  2,072,551
  162,435  Old Republic International Corp.                   2,425,155
   48,040  Travelers, Inc.                                    2,310,724
                                                           ------------
                                                              6,808,430
                                                           ------------

--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           MEDICAL PRODUCTS & SERVICES  - 3.99%
   46,910  GlaxoSmithKline PLC ADR                         $  2,222,596
   37,025  Johnson & Johnson                                  2,342,201
                                                           ------------
                                                              4,564,797
                                                           ------------
           MISCELLANEOUS CONSUMER SERVICES  - 2.16%
   76,215  Waste Management, Inc.                             2,472,415
                                                           ------------

           PRINTING & PUBLISHING  - 2.14%
   66,205  Gannett Co., Inc.                                  2,449,585
                                                           ------------

           PROFESSIONAL SERVICES  - 2.08%
   56,350  Computer Sciences Corp. *                          2,384,732
                                                           ------------

           REAL ESTATE INVESTMENT TRUSTS  - 1.90%
   92,165  Duke Realty Corp.                                  2,178,781
                                                           ------------

           RETAIL  - 2.22%
   55,665  Kohl's Corp. *                                     2,540,551
                                                           ------------

           TECHNOLOGY  - 1.89%
  101,575  Check Point Software Technologies *                2,163,547
                                                           ------------

           TELEPHONES & TELECOMMUNICATIONS  - 5.25%
  169,355  Motorola, Inc.                                     1,952,663
  168,555  Sprint Nextel                                      1,774,884
   58,720  Verizon Communications, Inc.                       2,280,685
                                                           ------------
                                                              6,008,232
                                                           ------------

           TESTING LABORATORIES  - 2.04%
   47,215  Quest Diagnostics, Inc.                            2,328,644
                                                           ------------

           UTILITIES  - 6.24%
  125,175  Duke Energy Corp.                                  2,335,765
  135,015  NiSource, Inc.                                     2,563,935
   60,245  SCANA Corp.                                        2,246,536
                                                           ------------
                                                              7,146,236
                                                           ------------

           TOTAL COMMON STOCK
           (Cost $112,094,011)                              108,903,349
                                                           ------------

           SHORT-TERM INVESTMENT - 1.77%
2,032,888  SSGA Money Market Fund, 3.520% **                  2,032,888
                                                           ------------
           TOTAL SHORT-TERM INVESTMENT
           (Cost $2,032,888)                                  2,032,888
                                                           ------------
           TOTAL INVESTMENTS - 96.93%
           (Cost $114,126,899)+                            $110,936,237
                                                           ============

 PERCENTAGES ARE BASED ON NET ASSETS OF $114,446,421.

 *        NON-INCOME PRODUCING SECURITY.
 **       THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF
          JANUARY 31, 2008.

 ADR    - AMERICAN DEPOSITARY RECEIPT
 PLC    - PUBLIC LIMITED COMPANY
 SSGA   - STATE STREET GLOBAL ADVISORS


--------------------------------------------------------------------------------
OPTIQUE FUNDS   QUARTERLY REPORT

S C H E D U L E  O F  I N V E S T M E N T S         JANUARY 31, 2008 (UNAUDITED)

LARGE CAP VALUE FUND


 + AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $114,126,899, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,563,883 AND $(14,754,545), RESPECTIVELY.

 FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


OPT-QH-002-0200





--------------------------------------------------------------------------------
OPTIQUE FUNDS   QUARTERLY REPORT

S C H E D U L E  O F  I N V E S T M E N T S         JANUARY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           COMMON STOCK - 92.87%
           BANKS  - 14.55%
   11,450  Amcore Financial, Inc.                           $   253,847
   10,226  Chemical Financial Corp.                             283,056
    9,050  Columbia Banking System, Inc.                        232,676
    8,695  Community Trust Bancorp, Inc.                        251,372
    9,010  Independent Bank Corp.                               261,650
   13,265  Provident Bankshares Corp.                           274,983
   17,455  South Financial Group, Inc.                          301,622
   12,435  Susquehanna Bancshares, Inc.                         263,871
    9,635  Whitney Holding Corp.                                258,603
                                                            -----------
                                                              2,381,680
                                                            -----------
           CONSUMER STAPLES  - 1.58%
   34,545  Prestige Brands Holdings, Inc. *                     258,051
                                                            -----------

           CONTAINERS & PACKAGING  - 1.50%
    8,145  AEP Industries, Inc. *                               245,165
                                                            -----------

           DIVERSIFIED MANUFACTURING  - 4.42%
   20,715  Blount International, Inc. *                         240,087
    7,665  Gardner Denver, Inc. *                               248,653
    6,185  Regal-Beloit Corp.                                   234,535
                                                            -----------
                                                                723,275
                                                            -----------
           ELECTRONIC EQUIPMENT &
           INSTRUMENTS  - 2.75%
   27,185  GSI Group Inc *                                      249,830
   38,405  Kemet Corp. *                                        200,090
                                                            -----------
                                                                449,920
                                                            -----------
           ENERGY  - 4.61%
   16,245  Bronco Drilling Co., Inc. *                          254,397
   16,125  Callon Petroleum Co. *                               248,486
    5,850  Swift Energy Co. *                                   252,427
                                                            -----------
                                                                755,310
                                                            -----------
           ENTERTAINMENT  - 1.58%
   33,435  Multimedia Games, Inc. *                             258,453
                                                            -----------

           FINANCIAL  - 1.74%
   21,645  MCG Capital Corp.                                    285,281
                                                            -----------

           HEALTH CARE  - 1.25%
   64,995  Angiotech Pharmaceuticals, Inc. *                    204,084
                                                            -----------

           INSURANCE  - 4.49%
   10,175  EMC Insurance Group, Inc.                            240,537
   13,320  Presidential Life Corp.                              244,289
   10,450  Selective Insurance Group                            249,859
                                                            -----------
                                                                734,685
                                                            -----------
           LEASING & RENTAL  - 3.39%
   14,545  United Rentals, Inc. *                               265,446
    6,850  WESCO International Inc *                            289,344
                                                            -----------
                                                                554,790
                                                            -----------

--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           MACHINERY  - 1.54%
    7,215  Albany International Corp., Class A              $   252,597
                                                            -----------

           MEDICAL PRODUCTS & SERVICES  - 4.23%
    8,815  LifePoint Hospitals, Inc. *                          238,005
   10,255  Res-Care, Inc. *                                     229,404
    5,735  West Pharmaceutical Services Inc                     224,239
                                                            -----------
                                                                691,648
                                                            -----------
           MISCELLANEOUS BUSINESS SERVICES  - 1.52%
    6,225  G&K Services, Inc., Class A                          248,813
                                                            -----------

           MISCELLANEOUS CONSUMER SERVICES  - 1.50%
    9,720  Regis Corp.                                          246,208
                                                            -----------

           PAPER  - 1.61%
   30,855  Mercer International Inc *                           264,427
                                                            -----------

           PRINTING & PUBLISHING  - 4.71%
   14,990  Ennis, Inc.                                          237,291
   31,175  Journal Communications, Inc., Class A                257,194
    4,995  United Stationers Inc *                              276,024
                                                            -----------
                                                                770,509
                                                            -----------
           PROFESSIONAL SERVICES  - 3.00%
   24,190  Acxiom Corp.                                         256,656
   18,370  CSG Systems International Inc *                      234,401
                                                            -----------
                                                                491,057
                                                            -----------
           RAILROADS  - 1.48%
   12,435  Greenbrier, Inc.                                     241,736
                                                            -----------

           REAL ESTATE INVESTMENT TRUSTS  - 7.54%
    7,200  First Industrial Realty Trust, Inc.                  250,776
    9,410  Healthcare Realty Trust, Inc.                        243,061
    7,110  Parkway Properties, Inc.                             255,391
   16,960  Strategic Hotels & Resorts, Inc.                     243,376
   15,600  Urstadt Biddle Properties, Inc., Class A             240,864
                                                            -----------
                                                              1,233,468
                                                            -----------
           RETAIL  - 4.36%
   44,540  Charming Shoppes Inc *                               287,283
   80,720  Finish Line, Class A                                 180,813
    8,465  Pantry, Inc. *                                       245,993
                                                            -----------
                                                                714,089
                                                            -----------
           SEMI-CONDUCTOR  - 1.50%
   30,000  Exar Corp. *                                         246,300
                                                            -----------

           TECHNOLOGY  - 7.45%
   20,105  Actel Corp. *                                        239,451
   23,225  DSP Group, Inc. *                                    265,926
   14,415  Helen of Troy Ltd. *                                 245,055
   28,285  Ixia *                                               209,309
   28,530  Opnet Technologies, Inc. *                           259,338
                                                            -----------
                                                              1,219,079
                                                            -----------
           TRANSPORTATION  - 3.16%
   29,365  Wabash National Corp.                                269,864
   13,540  YRC Worldwide, Inc. *                                247,918
                                                            -----------
                                                                517,782
                                                            -----------



--------------------------------------------------------------------------------
OPTIQUE FUNDS   QUARTERLY REPORT

S C H E D U L E  O F  I N V E S T M E N T S         JANUARY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND


--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           UTILITIES  - 7.41%
    6,795  Allete, Inc.                                     $   261,540
    6,970  MGE Energy, Inc.                                     228,337
   10,035  Portland General Electric Co.                        247,262
    8,450  Southwest Gas Corp.                                  241,248
    7,275  WGL Holdings, Inc.                                   234,546
                                                            -----------
                                                              1,212,933
                                                            -----------
           TOTAL COMMON STOCK
          (Cost $19,632,448)                                 15,201,340
                                                            -----------

           SHORT-TERM INVESTMENTS - 3.77%
  550,985  SSGA Money Market Fund, 3.520% **                    550,985
   65,602  SSGA U.S. Government Money Market
           Fund, 3.250% **                                       65,602
                                                            -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $616,587)                                      616,587
                                                            -----------
           TOTAL INVESTMENTS - 96.64%
           (Cost $20,249,035)+                              $15,817,927
                                                            ===========

 PERCENTAGES ARE BASED ON NET ASSETS OF $16,367,168.

 *        NON-INCOME PRODUCING SECURITY.
 **       THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF
          JANUARY 31, 2008.

 LTD.   - LIMITED
 SSGA   - STATE STREET GLOBAL ADVISORS


 + AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,249,035, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $215,983 AND $(4,647,091), RESPECTIVELY.


 FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


OPT-QH-003-0200





--------------------------------------------------------------------------------
OPTIQUE FUNDS   QUARTERLY REPORT

S C H E D U L E  O F  I N V E S T M E N T S         JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE FUND


--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           FOREIGN STOCK - 94.33%
           AUSTRALIA  - 5.54%
   59,000  AGL Energy Ltd.                                  $   632,874
  101,000  Amcor Ltd.                                           621,916
   29,000  Australia & New Zealand Banking                      673,131
           Group Ltd.
  117,000  Foster's Group Ltd.                                  586,791
  250,000  Macquarie Infrastructure Group                       678,226
   19,700  National Australia Bank Ltd.                         608,280
   49,000  Santos Ltd.                                          529,980
                                                            -----------
                                                              4,331,198
                                                            -----------
           AUSTRIA  - 1.71%
    7,000  Mayr-Melnhof Karton AG                               684,039
    9,200  OMV AG                                               653,835
                                                            -----------
                                                              1,337,874
                                                            -----------
           BELGIUM  - 2.90%
   31,000  AGFA-Gevaert                                         341,487
   10,000  Barco NV                                             703,287
   24,000  Dexia                                                572,105
   29,500  Fortis                                               649,926
                                                            -----------
                                                              2,266,805
                                                            -----------
           CANADA  - 5.09%
   28,000  Biovail Corp.                                        380,758
   19,000  Biovail Corp.                                        260,300
   18,400  Husky Energy, Inc.                                   759,032
    7,800  Magna International, Inc., Class A                   609,950
   13,000  Petro-Canada                                         588,365
   13,400  Royal Bank of Canada                                 673,190
   10,500  Toronto-Dominion Bank                                708,297
                                                            -----------
                                                              3,979,892
                                                            -----------
           DENMARK  - 0.74%
   16,400  Danske Bank A/S                                      577,356
                                                            -----------

           FINLAND  - 2.94%
   28,000  Ahlstrom Oyj                                         700,622
   13,000  Cargotec Corp., B Shares                             543,752
   42,000  Stora Enso, Class R                                  574,593
   26,000  Tietoenator Oyj                                      478,886
                                                            -----------
                                                              2,297,853
                                                            -----------
           FRANCE  - 6.19%
    5,600  BNP Paribas                                          545,822
    9,500  Carrefour SA                                         661,230
    8,500  Cie de Saint-Gobain                                  655,308
   10,000  Peugeot                                              728,605
    7,500  Sanofi-Aventis                                       603,531
    9,600  Societe BIC SA                                       594,848
    4,200  Societe Generale                                     517,382
    7,348  Total SA                                             529,940
   10,800  Total SA STRIPS *                                        160
                                                            -----------
                                                              4,836,826
                                                            -----------
           GERMANY  - 7.16%
    3,400  Allianz SE                                           601,368
    4,800  BASF AG                                              619,793
   11,400  Celesio AG *                                         662,496
    5,500  Deutsche Bank AG                                     612,052
   35,000  Deutsche Telekom AG                                  712,023
    3,400  E.ON                                                 622,209
   13,500  Lanxess AG                                           463,725

--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           GERMANY (CONTINUED)
    4,300  Salzgitter                                       $   664,164
    5,000  Siemens AG                                           637,992
                                                            -----------
                                                              5,595,822
                                                            -----------
           HONG KONG  - 5.52%
  190,000  Cheung Kong Infrastructure Holdings                  718,922
           Ltd.
  570,000  China Petroleum & Chemical Corp.,                    598,776
           Class H
   81,400  CLP Holdings Ltd.                                    644,192
  130,000  Hang Lung Group Ltd.                                 598,610
   45,500  Swire Pacific Ltd., Class A                          618,619
  600,000  Techtronic Industries Co.                            617,977
  180,000  Yue Yuen Industrial Holdings                         522,934
                                                            -----------
                                                              4,320,030
                                                            -----------
           IRELAND  - 2.44%
   28,000  Allied Irish Banks PLC                               617,086
   40,000  Bank of Ireland                                      581,285
  212,000  Independent News & Media PLC *                       713,468
                                                            -----------
                                                              1,911,839
                                                            -----------
           JAPAN  - 20.72%
   39,000  Aderans Co. Ltd.                                     623,560
   15,000  Canon, Inc.                                          646,132
       80  East Japan Railway Co.                               661,368
   16,000  FUJIFILM Holdings Corp.                              626,005
  100,000  Fujitsu Ltd.                                         648,954
  101,000  Hino Motors Ltd.                                     698,190
   22,000  Honda Motor Co. Ltd.                                 686,950
  108,000  Kubota Corp.                                         777,051
   23,000  Kyushu Electric Power Co., Inc.                      582,977
   27,000  Mitsubishi Corp.                                     705,949
   69,000  Mitsubishi UFJ Financial Group, Inc.                 670,369
   47,000  Namco Bandai Holdings, Inc.                          653,336
      125  Nippon Telegraph & Telephone Corp.                   597,225
   60,000  Nissan Motor Co. Ltd.                                571,644
   40,000  Nomura Holdings, Inc.                                591,771
   12,000  Sankyo Co. Ltd.                                      639,925
   33,700  Sega Sammy Holdings, Inc.                            393,021
   70,000  Sompo Japan Insurance, Inc.                          632,683
   11,500  Sony Corp.                                           564,590
   86,000  Sumitomo Chemical Co. Ltd.                           609,057
  180,000  Taiheiyo Cement Corp.                                387,679
   11,000  Takeda Pharmaceutical Co. Ltd.                       667,294
   54,000  Tanabe Seiyaku Co. Ltd.                              652,622
   21,400  Tokyo Electric Power Co., Inc.                       555,504
   40,000  Toyo Suisan Kaisha Ltd.                              759,934
   11,000  Toyota Motor Corp.                                   602,116
                                                            -----------
                                                             16,205,906
                                                            -----------
           MEXICO  - 0.89%
  255,120  Cemex SAB de CV *                                    697,438
                                                            -----------

           NETHERLANDS  - 4.14%
   37,880  Aegon NV                                             558,609
   13,750  Heineken Holding NV                                  694,625
   17,850  ING Groep NV                                         572,976
   16,500  Koninklijke Philips Electronics NV, NY               650,100
           Shares



--------------------------------------------------------------------------------
OPTIQUE FUNDS   QUARTERLY REPORT

S C H E D U L E  O F  I N V E S T M E N T S         JANUARY 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE FUND


--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           NETHERLANDS (CONTINUED)
   21,400  Royal Dutch Shell PLC, A Shares                  $   762,023
                                                            -----------
                                                              3,238,333
                                                            -----------
           NORWAY  - 1.90%
   47,000  Aker Yards AS                                        412,447
   50,000  Cermaq ASA                                           498,502
   45,000  DnB NOR                                              575,598
                                                            -----------
                                                              1,486,547
                                                            -----------
           SINGAPORE  - 1.57%
   49,000  DBS Group Holdings Ltd.                              600,833
  185,750  Fraser and Neave Ltd.                                629,039
                                                            -----------
                                                              1,229,872
                                                            -----------
           SPAIN  - 2.34%
    9,500  Fomento de Construcciones y Contratas                625,503
   30,000  Gestevision Telecinco SA                             639,177
   18,000  Repsol YPF SA                                        568,463
                                                            -----------
                                                              1,833,143
                                                            -----------
           SWEDEN  - 3.37%
   28,000  Skandinaviska Enskilda Banken AB,                    626,787
           Class A
   42,000  SKF AB, Class B                                      743,285
   23,000  Swedbank AB                                          585,845
   30,000  Telefonaktiebolaget LM Ericsson ADR                  681,600
                                                            -----------
                                                              2,637,517
                                                            -----------
           SWITZERLAND  - 3.13%
    1,300  Nestle SA                                            578,976
   12,500  Novartis AG                                          632,625
   50,000  STMicroelectronics                                   617,412
    8,300  Swiss Reinsurance                                    615,325
                                                            -----------
                                                              2,444,338
                                                            -----------
           TAIWAN  - 0.89%
   32,909  Chunghwa Telecom Co.Ltd.                             692,076
                                                            -----------

           UNITED KINGDOM  - 15.15%
   40,000  Alliance & Leicester PLC                             519,264
   14,200  AstraZeneca PLC                                      591,126
   51,800  Barclays PLC                                         483,997
   79,000  BP PLC                                               835,514
  120,000  BT Group PLC, Class A                                617,868
   36,000  Diageo PLC                                           724,265
   24,374  GlaxoSmithKline PLC                                  572,742
   36,000  HBOS PLC                                             497,038
   42,000  HSBC Holdings PLC                                    627,470
  243,120  Legal & General Group PLC                            638,467
   46,000  National Grid PLC                                    707,805
   26,000  Provident Financial PLC                              419,188
   47,000  Prudential PLC                                       598,455
   30,000  Punch Taverns PLC                                    415,093
  230,000  Rentokil Initial PLC                                 495,189
   74,900  Royal Bank of Scotland Group PLC                     568,800
   75,000  Trinity Mirror PLC                                   488,673
   20,150  Unilever PLC                                         662,160
   50,000  United Utilities PLC                                 707,725
  195,000  Vodafone Group PLC                                   679,565
                                                            -----------
                                                             11,850,404
                                                            -----------
           TOTAL FOREIGN STOCK
           (Cost $61,392,150)                                73,771,069
                                                            -----------

--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
           FOREIGN PREFERRED STOCK - 2.05%
           BRAZIL  - 2.05%
   33,800  Cia Vale do Rio Doce, Class A                    $   857,935
   16,400  Petroleo Brasileiro SA                               747,568
                                                            -----------
                                                              1,605,503
                                                            -----------
           TOTAL FOREIGN PREFERRED STOCK
           (Cost $148,911)                                    1,605,503
                                                            -----------
           SHORT-TERM INVESTMENTS - 3.82%
2,913,560  SSGA Money Market Fund, 3.520% **                  2,913,560
   69,137  SSGA U.S. Government Money Market
           Fund, 3.250% **                                       69,137
                                                            -----------

           TOTAL SHORT-TERM INVESTMENTS
           (Cost $2,982,697)                                  2,982,697
                                                            -----------

           TOTAL INVESTMENTS - 100.20%
           (Cost $64,523,758)+                              $78,359,269
                                                            ===========

 PERCENTAGES ARE BASED ON NET ASSETS OF $78,206,700.

 *        NON-INCOME PRODUCING SECURITY.
 **       THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
          2008.

 ADR    - AMERICAN DEPOSITARY RECEIPT
 LTD.   - LIMITED
 NY     - NEW YORK
 PLC    - PUBLIC LIMITED COMPANY
 SSGA   - STATE STREET GLOBAL ADVISORS
 STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL
          SECURITY


 + AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $64,523,758, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $19,194,986 AND $(5,359,475), RESPECTIVELY.

 FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


OPT-QH-001-0200




--------------------------------------------------------------------------------
OPTIQUE FUNDS   QUARTERLY REPORT

S C H E D U L E  O F  I N V E S T M E N T S         JANUARY 31, 2008 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND


--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS - 41.47%
            BANKS  - 6.97%
            Citigroup Inc Global Notes,
$1,000,000  5.300%, 10/17/12                                $ 1,033,997
            Donaldson, Lufkin & Jenrette, Inc. Sr.
            Notes (Credit Suisse),
   500,000  6.500%, 04/01/08                                    502,060
            JPMorgan Chase & Co. Global Notes,
 1,000,000  5.750%, 01/02/13                                  1,041,534
            Key Bank NA Oregon Sub Notes
            (Keycorp),
 1,000,000  7.375%, 09/15/08                                  1,019,685
                                                            -----------
                                                              3,597,276
                                                            -----------
            CONSUMER STAPLES  - 4.16%
            Kellogg Co.Global Notes,
 1,000,000  6.600%, 04/01/11                                  1,069,583
            Kroger Co.The Global Notes,
 1,000,000  6.750%, 04/15/12                                  1,075,162
                                                            -----------
                                                              2,144,745
                                                            -----------
            ENERGY  - 2.03%
            Halliburton Co.Global Notes,
 1,000,000  5.500%, 10/15/10                                  1,048,890
                                                            -----------

            FINANCIAL  - 8.90%
            American General Finance Corp.
            MTN
 1,000,000  5.375 due 10/01/12                                1,000,817
            Bear Stearns & Co., Inc.,
 1,000,000  5.700%, 11/15/14                                    961,371
            Goldman Sachs Group, Inc. Global
            Bonds,
 1,000,000  6.875%, 01/15/11                                  1,083,388
            Lehman Brothers Holdings Inc MTN
 1,000,000  6.75 due 12/28/17                                 1,036,651
            Merrill Lynch & Co., Inc. Global Notes,
   500,000  6.000%, 02/17/09                                    511,090
                                                            -----------
                                                              4,593,317
                                                            -----------
            FOOD  - 4.03%
            ConAgra Foods, Inc. Sr. Notes,
 1,000,000  6.750%, 09/15/11                                  1,078,553
            Kraft Foods, Inc. Sr. Notes,
 1,000,000  4.000%, 10/01/08                                    999,576
                                                            -----------
                                                              2,078,129
                                                            -----------
            INDUSTRIAL  - 4.21%
            General Electric Capital Corp. Global
            Notes MTN, Series A,
 1,000,000  6.000%, due 06/15/12                              1,064,867
            John Deere Capital Corp. Global Notes,
 1,000,000  7.000%, 03/15/12                                  1,105,957
                                                            -----------
                                                              2,170,824
                                                            -----------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
            MEDIA  - 2.02%
            CBS Corp. Global Notes,
$1,000,000  6.625%, 05/15/11                                $ 1,045,044
                                                            -----------

            RETAIL  - 4.00%
            McDonald's Corp. MTN,
            Sr. Notes, Series F,
 1,000,000  5.350 due 09/15/08                                1,010,170
            Wal-Mart Stores, Inc. Global Notes,
 1,000,000  6.875%, 08/10/09                                  1,053,210
                                                            -----------
                                                              2,063,380
                                                            -----------

            TECHNOLOGY  - 1.01%
            International Business Machines
            International Group Capital LLC
            Global Notes,
   500,000  5.050%, 10/22/12                                    519,925
                                                            -----------

            TELEPHONES & TELECOMMUNICATIONS  - 2.19%
            AT&T Broadband Global Notes (Comcast
            Corp.),
 1,000,000  8.375%, 03/15/13                                  1,130,913
                                                            -----------

            UTILITIES - 1.95%
            Public Service Electric & Gas, Putable @
            100 on 05/01/08,
 1,000,000  6.375%, 05/01/23                                  1,004,696
                                                            -----------
            TOTAL CORPORATE BONDS
            (Cost $20,882,384)                               21,397,139
                                                            -----------

            U.S. GOVERNMENT AGENCY
            OBLIGATIONS - 24.57%
            Fannie Mae,
 3,500,000  5.375%, 11/15/11                                  3,779,825
            Federal Farm Credit Bank MTN,
 1,000,000  5.240%, 10/01/08                                  1,016,367
            Federal Home Loan Bank,
 1,000,000  5.890%, 06/30/08                                  1,012,000
            Federal Home Loan Bank,
 5,000,000  4.500%, 09/16/13                                  5,237,755
            Freddie Mac,
 1,600,000  5.125%, 10/15/08                                  1,627,936
                                                            -----------

            TOTAL U.S. GOVERNMENT AGENCY
            OBLIGATIONS
            (Cost $12,078,414)                               12,673,883
                                                            -----------

            U.S. TREASURY OBLIGATIONS - 32.59%
            United States Treasury Note,
 2,400,000  4.750%, 08/15/17                                  2,613,377
            United States Treasury Note,
 9,000,000  4.750%, 05/31/12                                  9,747,423
            United States Treasury Note,
 3,450,000  7.500%, 11/15/16                                  4,450,224
                                                            -----------
            TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $16,037,751)                               16,811,024
                                                            -----------


--------------------------------------------------------------------------------
OPTIQUE FUNDS   QUARTERLY REPORT

S C H E D U L E  O F  I N V E S T M E N T S         JANUARY 31, 2008 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND


--------------------------------------------------------------------------------
NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 0.72%
   358,754  SSGA Money Market Fund, 3.520% *                $   358,754
    12,849  SSGA U.S. Government Money Market
            Fund, 3.250% *                                       12,849

            TOTAL SHORT-TERM INVESTMENTS
            (Cost $371,603)                                     371,603
                                                            -----------
            TOTAL INVESTMENTS - 99.35%
            (Cost $49,370,152)+                             $51,253,649
                                                            ===========

 PERCENTAGES ARE BASED ON NET ASSETS OF $51,590,427.

 *        THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF
          JANUARY 31, 2008.

 LLC     - LIMITED LIABILITY COMPANY
 MTN     - MEDIUM TERM NOTE
 NA      - NATIONAL ASSOCIATION
 SR.     - SENIOR
 SSGA    - STATE STREET GLOBAL ADVISORS
 SUB     - SUBORDINATED

 + AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $49,370,152, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,936,200 AND $(52,703), RESPECTIVELY.

 FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



OPT-QH-004-0200




--------------------------------------------------------------------------------
OPTIQUE FUNDS   QUARTERLY REPORT

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Optique Funds, Inc.


By (Signature and Title)*              /s/ Colette M. Wallner
                                       -----------------------------------------
                                       Colette M. Wallner, President

Date: March 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Colette M. Wallner
                                       -----------------------------------------
                                       Colette M. Wallner, President

Date: March 25, 2008

By (Signature and Title)*              /s/ Steven Klitzing
                                       -----------------------------------------
                                       Steven Klitzing, Chief Financial Officer

Date: March 25, 2008

* Print the name and title of each signing officer under his or her signature.